NOTES PAYABLE (Details Narrative)										3 Months Ended	6 Months Ended		12 Months Ended
	Nov. 27, 2021	Nov. 27, 2021	Mar. 26, 2021 USD ($)	Feb. 26, 2021 USD ($)	Nov. 27, 2020 USD ($)	Mar. 11, 2014 USD ($)	Jan. 31, 2014 USD ($)	Jun. 26, 2013 USD ($)	Jan. 27, 2010 USD ($)	Jun. 30, 2021 USD ($) Integer	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 19, 2020 USD ($)	Dec. 31, 2012 USD ($)	Sep. 17, 2012 USD ($)	Aug. 28, 2012 USD ($)	Apr. 12, 2012 USD ($)	Dec. 27, 2009 USD ($)
Debt Instrument [Line Items]
Debt instrument face amount										$ 871,082	$ 871,082		$ 871,082	$ 871,082
Accrued interest													345,663	310,307	$ 434,345
Accrued interest rate per annum								5.00%
Debt instrument maturity date								Oct. 05, 2019
Notes payables								$ 388,376
Monthly installment payments								5,553
Interest expense											24,398	$ 24,398	48,796	48,793
Proceeds from convertible debenture													68,000
Convertible debenture					$ 74,800
Notes Payable, Current								$ 388,376		871,082	871,082		871,082	871,082
Interest Payable, Current										363,341	363,341		357,708	310,307
Notes Payable, Related Parties, Current										$ 0	0		0
Proceeds from Issuance of Common Stock														25,000
Number of advances received | Integer										5,000
Accredited Investor [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Common Stock			$ 50,000	$ 100,000						$ 190,000
Convertible Debt [Member]
Debt Instrument [Line Items]
Debt instrument face amount					$ 74,800
Accrued interest													12,045
Accrued interest rate per annum					10.00%
Debt conversion, discount					$ 6,800
Proceeds from convertible debenture					$ 68,000
Convertible debenture										0	0		74,800
Interest Payable, Current										0	0		12,045
Convertible Debt [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument [Line Items]
Debt instrument redemption price percentage					15.00%
Convertible Debt [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument [Line Items]
Debt instrument redemption price percentage					20.00%
Convertible Debt [Member] | Debt Instrument, Redemption, Period Three [Member]
Debt Instrument [Line Items]
Debt instrument redemption price percentage					25.00%
Convertible Debt [Member] | Debt Instrument, Redemption, Period Four [Member]
Debt Instrument [Line Items]
Debt instrument redemption price percentage					29.00%
Convertible Debt [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Debt instrument maturity date	Nov. 27, 2021	Nov. 27, 2021
Debt conversion rate		75.00%
Debt conversion, description		The Debenture also required the Company to reserve 5 times the expected conversion share amount at the transfer agent, to insure there are sufficient shares available upon conversion.
Note Agreement With LLC [Member]
Debt Instrument [Line Items]
Debt instrument face amount						$ 5,000
Accrued interest													2,042	1,742
Accrued interest rate per annum						6.00%
Debt instrument maturity date						Oct. 05, 2018
Debt term						8 months
Notes Payable, Current						$ 5,000
Interest Payable, Current										2,192	2,192		2,042
Note Agreement with Corporation [Member]
Debt Instrument [Line Items]
Debt instrument face amount							$ 7,000
Accrued interest													2,904	2,484
Accrued interest rate per annum							6.00%
Debt instrument maturity date							Oct. 05, 2018
Debt term							8 months
Notes Payable, Current							$ 7,000
Interest Payable, Current										3,114	3,114		2,904
Notes Payable [Member]
Debt Instrument [Line Items]
Accrued interest													345,663	310,307
Notes payables													0	298,796						$ 292,860
Interest expense											24,398	$ 88,606	183,669	99,361
Notes Payable, Current																				$ 292,860
Interest Payable, Current										363,341	363,341		345,663
Notes Payable [Member] | Corporation [Member]
Debt Instrument [Line Items]
Accrued interest rate per annum								5.00%
Debt instrument maturity date								Oct. 05, 2018
Notes payables									$ 192,000				37,568	32,568		$ 32,000	$ 20,000	$ 12,000	$ 100,000
Monthly installment payments								$ 1,430
Debt term									6 months
Interest expense													13,440	13,440
Notes Payable, Current									$ 192,000	$ 40,068	40,068		37,568			$ 32,000	$ 20,000	$ 12,000	$ 100,000
Notes Payable [Member] | During 2002 [Member]
Debt Instrument [Line Items]
Accrued interest													20,880	19,800
Litigation settlement amount											$ 18,000		$ 18,000
Accrued interest rate per annum										6.00%	6.00%		6.00%
Debt instrument maturity date											Sep. 01, 2002		Sep. 01, 2002
Interest Payable, Current										$ 21,420	$ 21,420		$ 20,880
Notes Payable [Member] | During 2000 [Member]
Debt Instrument [Line Items]
Accrued interest													27,091	25,839
Litigation settlement amount											$ 25,000		$ 25,000
Accrued interest rate per annum										5.00%	5.00%		5.00%
Debt instrument maturity date											Aug. 31, 2000		Aug. 31, 2000
Interest Payable, Current										$ 27,717	$ 27,717		$ 27,091
Notes Payable One [Member]
Debt Instrument [Line Items]
Debt instrument face amount										$ 32,960	32,960		$ 32,960	$ 32,960
Accrued interest rate per annum													5.00%	5.00%
Debt instrument maturity date												Oct. 05, 2018	Oct. 05, 2018	Oct. 05, 2018
Interest expense											824	$ 824	$ 1,649	$ 1,648
Notes Payable One [Member] | During 2002 [Member]
Debt Instrument [Line Items]
Accrued interest													32,299	30,499
Litigation settlement amount											$ 30,000		$ 30,000
Accrued interest rate per annum										6.00%	6.00%		6.00%
Debt instrument maturity date											Sep. 12, 2002		Sep. 12, 2002
Interest Payable, Current										$ 33,199	$ 33,199		$ 32,299
Notes Payable Two [Member]
Debt Instrument [Line Items]
Debt instrument face amount										$ 32,746	32,746		$ 32,746	$ 32,746
Accrued interest rate per annum													5.00%
Debt instrument maturity date												Oct. 05, 2018	Oct. 05, 2018	Oct. 05, 2018
Interest expense											818	$ 818	$ 1,637	$ 1,636
Notes Payable Two [Member] | During 2002 [Member]
Debt Instrument [Line Items]
Accrued interest													52,287	49,487
Litigation settlement amount											$ 40,000		$ 40,000
Accrued interest rate per annum										7.00%	7.00%		7.00%
Debt instrument maturity date											Jul. 10, 2002		Jul. 10, 2002
Interest Payable, Current										$ 53,687	$ 53,687		$ 52,287
New Note [Member]
Debt Instrument [Line Items]
Accrued interest													145,909	126,489
Interest Payable, Current										155,619	155,619		145,909
New Note One [Member]
Debt Instrument [Line Items]
Debt instrument face amount								$ 32,960
Accrued interest													12,383	10,735
Accrued interest rate per annum								5.00%
Debt instrument maturity date								Oct. 05, 2018
Monthly installment payments								$ 473
Notes Payable, Current								32,960
Interest Payable, Current										13,207	13,207		12,383
New Note 2 [Member]
Debt Instrument [Line Items]
Debt instrument face amount								$ 32,746
Accrued interest													12,300	$ 10,664
Accrued interest rate per annum								5.00%
Debt instrument maturity date								Oct. 05, 2018
Monthly installment payments								$ 468
Notes Payable, Current								$ 32,746
Interest Payable, Current										13,118	13,118		12,300
Note Payable [Member]
Debt Instrument [Line Items]
Interest Payable, Current										$ 363,341	$ 363,341		$ 345,663
Minimum [Member]
Debt Instrument [Line Items]
Notes bearing interest rate													5.00%
Maximum [Member]
Debt Instrument [Line Items]
Notes bearing interest rate													9.00%